Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of material related party transactions

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Purchase of goods(i)	340,356	1,451,404	1,775,600
Purchase of services(i)	317,921	462,126	780,050
Provision of services	6,300	44,420	44,259
Sales of product	—	111,510	102,249

(i)	The goods and services were purchased from companies either controlled by its shareholders or directors, significantly influenced by the Group, or affiliates of the Group.